Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 – Cash and Cash Equivalents

	December 31	December 31
	2022	2021
	USD thousands	USD thousands

Cash in USD	4,060	15,596
Cash in NIS	1,116	1,688
Cash in Euro	1,106	1,892
Cash in GBP	2	-
Total cash and cash equivalents	6,284	19,176